(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2020
Disclosure of loss on discontinued operation [Abstract]
(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION
10.	(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION

           In 2016, management decided to cease the development of Cardiac point-of-care tests on the Meritas platform. These products were being developed by the Group’s subsidiary Fiomi Diagnostics (“Fiomi”) located in Sweden. The decision to cease the development work and to close the Swedish operation came after the company held a meeting with the U.S. Food and Drug Administration (“FDA”) in order to obtain an update on the Meritas Troponin premarket submission. At that meeting the FDA suggested that the submission should be withdrawn. The FDA made it known that any new point-of-care Troponin product would be required to demonstrate performance equivalent to the most recently cleared laboratory-based device. As there was no certainty that this level of performance could ever be achieved by the point-of-care Meritas product, even with the benefit of further development efforts, management decided to cease the development work on Troponin I and the analyzer and its sister products, BNP and D-dimer.

Expenses, gains and losses relating to the discontinuation of the Cardiac point-of-care tests operation have been eliminated from profit or loss from the Group’s continuing operations and are shown as a single line item (net of related taxes) on the face of the Consolidated Statement of Operations. The discontinued operation had no revenues since commencement as the products were still in their development phase. In 2016, the loss on discontinued operations included the write off of the carrying value of all capitalised development costs, goodwill, property, plant and equipment, inventories and other assets associated with the Meritas project. It also included a provision for the cost of closing the Swedish facility, mainly consisting of contractual obligations associated with terminating premises and supplier contracts, as well as redundancy costs for 41 employees.

In 2018, taxes paid to the Swedish tax authorities were recovered and there was a resulting tax credit of US$590,000. In 2020, closure provisions were finalized and an excess provision of US$127,000 was released to the Consolidated Statement of Operations. A tax receivable amount of US438,000 was expensed due to a change of estimate.

The operating loss for the Cardiac point-of-care tests operation in Sweden and the (loss)/profit on re-measurement of its assets and liabilities are summarised as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
(Loss)/Profit on re-measurement of assets and liabilities:
Closure provision	127	(8)	(22)
Foreign currency translation reserve	(64)	85	—
Tax (expense)/credit	(438)	—	590

Total (loss)/profit	(375)	77	568
(Loss)/Profit for the year from discontinued operations	(375)	77	568

Basic earnings per ordinary share – discontinued operations

Basic (loss)/earnings per ordinary share for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$375,000 (2019: profit US$77,000) (2018: profit US$568,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue. As at December 31, 2020, this amounted to 83,606,810 shares (2019: 83,606,810 shares) (2018: 83,612,908 shares), see note 12 for further details.

Diluted earnings per ordinary share – discontinued operations

Diluted (loss)/earnings per ordinary share for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$375,000 (2019: profit US$77,000) (2018: profit US$568,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 105,024,732 (2019: 101,870,064) (2018: 103,508,820), see note 12 for further details. Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ADS in accordance with IFRS is equal to basic earnings per ADS.

Earnings per ADS

In June 2005, Trinity Biotech adjusted its ADS ratio from 1 ADS: 1 ordinary share to 1 ADS: 4 ordinary shares. Earnings per ADS for all periods presented have been restated to reflect this exchange ratio.

Basic (loss)/earnings per ADS for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$375,000 (2019: profit US$77,000) (2018: profit US$568,000) for the financial year by the weighted average number of ADS in issue of 20,901,703 (2019: 20,901,703) (2018: 20,903,227), see note 12 for further details.

Diluted (loss)/earnings per ADS for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$375,000 (2019: profit US$77,000) (2018: profit US$568,000) for the financial year, by the diluted weighted average number of ADS in issue of 26,256,183 (2019: 25,467,516) (2018: 25,877,205), see note 12 for further details.

	December 31, 2020	December 31, 2019	December 31, 2018
Basic (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.02)	0.00	0.03
Diluted (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.02)	0.00	0.02
Basic (loss)/earnings/ per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.01
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.01

Cash flows

The cash flows attributable to discontinued operations are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	US$000	US$000	US$000
Cash flows from operating activities	(22)	(5)	527

There were no cash flows from investing or financing activities attributable to discontinued operations for the years ended December 31, 2020, 2019 or 2018.